EMPLOYEE BENEFIT PLANS - Estimated payment of future benefits (Details) $ in Millions	Dec. 31, 2020 COP ($)
Pension Benefits | Later than 1 year
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	$ 14,119
Pension Benefits | Between 1 and 2 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	14,156
Pension Benefits | Between 2 and 3 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	13,966
Pension Benefits | Between 3 and 4 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	13,687
Pension Benefits | Between 4 and 5 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	13,399
Pension Benefits | Between 5 and 10 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	62,171
Other Benefits | Later than 1 year
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	66,759
Other Benefits | Between 1 and 2 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	57,177
Other Benefits | Between 2 and 3 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	70,698
Other Benefits | Between 3 and 4 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	68,378
Other Benefits | Between 4 and 5 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	67,330
Other Benefits | Between 5 and 10 years
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	$ 373,880